Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Goodwill and Intangible Assets
14.	Goodwill and Intangible Assets

Changes in goodwill and intangible assets account for the years ended December 31, 2018 and 2017 are as follows:

	Intangible Asset with	Intangible Assets with Finite Life					Total Intangible Assets			Total Goodwill
	Indefinite Life Trademark	Franchise	Customer List	Spectrum	Licenses	Others	with Finite Life	Total Intangible Assets	Goodwill	and Intangible Assets
	(in million pesos)
December 31, 2018
Costs:
Balance at beginning of the year	4,505	3,016	4,726	1,205	1,079	1,562	11,588	16,093	63,058	79,151
Additions	—	—	—	—	—	21	21	21	—	21
Disposals	—	—	—	—	—	(372)	(372)	(372)	—	(372)
Deconsolidation	—	—	—	—	—	(460)	(460)	(460)	(1,025)	(1,485)
Translation and other adjustments	—	—	—	—	—	24	24	24	—	24
Balance at end of the year	4,505	3,016	4,726	1,205	1,079	775	10,801	15,306	62,033	77,339
Accumulated amortization and impairment:
Balance at beginning of the year	—	1,147	3,280	1,071	1,044	1,347	7,889	7,889	1,679	9,568
Disposals	—	—	—	—	—	(372)	(372)	(372)	—	(372)
Amortization during the year (Notes 4 and 5)	—	187	510	81	7	107	892	892	—	892
Deconsolidation	—	—	—	—	—	(331)	(331)	(331)	(1,025)	(1,356)
Translation and other adjustments	—	—	—	—	—	24	24	24	—	24
Balance at end of the year	—	1,334	3,790	1,152	1,051	775	8,102	8,102	654	8,756
Net balance at end of the year	4,505	1,682	936	53	28	—	2,699	7,204	61,379	68,583
Estimated useful lives (in years)	—	16	2 – 9	15	18	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	9	1 – 2	1	4	—	—	—	—	—
December 31, 2017
Costs:
Balance at beginning of the year	4,505	3,016	4,726	1,205	1,079	1,379	11,405	15,910	63,058	78,968
Additions	—	—	—	—	—	138	138	138	—	138
Translation and other adjustments	—	—	—	—	—	45	45	45	—	45
Balance at end of the year	4,505	3,016	4,726	1,205	1,079	1,562	11,588	16,093	63,058	79,151
Accumulated amortization and impairment:
Balance at beginning of the year	—	961	2,769	991	1,037	1,251	7,009	7,009	1,679	8,688
Amortization during the year (Notes 4 and 5)	—	186	511	80	7	51	835	835	—	835
Translation and other adjustments	—	—	—	—	—	45	45	45	—	45
Balance at end of the year	—	1,147	3,280	1,071	1,044	1,347	7,889	7,889	1,679	9,568
Net balance at end of the year	4,505	1,869	1,446	134	35	215	3,699	8,204	61,379	69,583
Estimated useful lives (in years)	—	16	2 – 9	15	18	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	10	1 – 3	2	5	5 – 9	—	—	—	—

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2018 and 2017 are as follows:

	2018			2017
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Trademark	4,505	—	4,505	4,505	—	4,505
Franchise	1,682	—	1,682	1,869	—	1,869
Customer list	936	—	936	1,446	—	1,446
Spectrum	53	—	53	134	—	134
Licenses	28	—	28	35	—	35
Others	—	—	—	215	—	215
Total intangible assets	7,204	—	7,204	8,204	—	8,204
Goodwill	56,571	4,808	61,379	56,571	4,808	61,379
Total goodwill and intangible assets	63,775	4,808	68,583	64,775	4,808	69,583

Intangible Assets

Intangible asset with indefinite life pertains to the “Sun Cellular” trademark of DMPI, resulting from PLDT’s acquisition of Digitel in 2011.  PLDT intends to continue using the “Sun Cellular” brand to cater to a specific market segment.  As such, the “Sun Cellular” trademark is viewed to have an indefinite useful life.

Smart’s digital innovations arm, thru VIH’s subsidiaries PayMaya, Voyager and FINTQ continuously improve their existing products and services through regular technological development and upgrades of their platforms.  Accumulated costs related to such technical activities are capitalized as intangible assets.

VIH was deconsolidated in PCEV Group as at November 30, 2018.  Thus, the related intangible assets of VIH was also deconsolidated.

The consolidated future amortization of intangible assets as at December 31, 2018 is as follows:

Year	(in million pesos)
2019	758
2020	619
2021	194
2022	191
2023 and onwards	937
2,699

Impairment Testing of Goodwill and Intangible Asset with Indefinite Useful Life

The organizational structure of PLDT and its subsidiaries is designed to monitor financial operations based on fixed line and wireless segmentation. Management provides guidelines and decisions on resource allocation, such as continuing or disposing of asset and operations by evaluating the performance of each segment through review and analysis of available financial information on the fixed line and wireless segments.  As at December 31, 2018, the PLDT Group’s goodwill comprised of goodwill resulting from acquisition of PLDT’s additional investment in PG1 in 2014, ePLDT’s acquisition of IPCDSI in 2012, PLDT’s acquisition of Digitel in 2011, ePLDT’s acquisition of ePDS in 2011, Smart’s acquisition of PDSI and Chikka in 2009, SBI’s acquisition of Airborne Access Corporation in 2008, and Smart’s acquisition of SBI in 2004.

Although revenue streams may be segregated among the companies within the PLDT Group, the cost items and cash flows are difficult to carve out due largely to the significant portion of shared and common used network/platform.  The same is true for Sun, wherein Smart 2G/3G network, cellular base stations and fiber optic backbone are shared for areas where Sun has limited connectivity and facilities.  On the other hand, PLDT has the largest fixed line network in the Philippines.  PLDT’s transport facilities are installed nationwide to cover both domestic and international IP backbone to route and transmit IP traffic generated by the customers.  In the same manner, PLDT has the most Internet Gateway facilities which are composed of high capacity IP routers and switches that serve as the main gateway of the Philippines to the Internet connecting to the World Wide Web.  With PLDT’s network coverage, other fixed line subsidiaries share the same facilities to leverage on a Group perspective.

Because of the significant common use of network facilities among fixed line and wireless companies within the Group, management deems that the Wireless and Fixed Line units are considered the lowest CGUs for impairment test of goodwill until 2014.

In 2015, subsequent to the decision of Management to consolidate the various digital businesses under Voyager and assign a separate management from wireless business, the Voyager unit has been considered as a CGU separate from the Wireless unit.  As a result, additional goodwill amounting to Php980 million was allocated to Voyager CGU.

In December 2016, based on the assessment of the Voyager CGU’s recoverable amount compared with the carrying amount of the Voyager CGU’s net assets, we have recognized total impairment loss amounting to Php980 million and, consequently, any adverse change in a key assumption would result in a further impairment loss.

In 2018, the Wireless and Fixed Line units are the lowest CGUs to which goodwill is to be allocated given that the Fixed Line, Wireless and Voyager operations generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

The recoverable amount of the Wireless and Fixed Line CGUs had been determined using the value- in-use approach calculated using cash flow projections based on the financial budgets approved by the Board of Directors.  The post-tax discount rates applied to cash flow projections are 9.3% for the Wireless and Fixed Line CGUs.  Cash flows beyond the projection period are determined using a 3.0% growth rate for the Wireless and Fixed Line CGUs, which is the same as the long-term average growth rate for the telecommunications industry.  Other key assumptions used in the cash flow projections include revenue growth and capital expenditures.

Based on the assessment of the VIU of the Wireless and Fixed Line CGUs, the recoverable amount of the Wireless and Fixed Line CGUs exceeded their carrying amounts, hence, no impairment was recognized in relation to goodwill and intangible assets with indefinite usefule life as at December 31, 2018 and 2017.

With regard to the assessment of VIU for Wireless and Fixed Line CGUs, management believes that no reasonable changes in any of the above key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.